RELATED PARTIES	12 Months Ended
Dec. 31, 2014
RELATED PARTIES [Abstract]
RELATED PARTIES
NOTE 13     -     RELATED PARTIES

	Year ended December 31,
	2 0 1 4	2 0 1 3	2 0 1 2
		$ in thousands
Managements fees – included in General and administrative	343	379	354

Balance with related parties:

	Year ended December 31,
	2 0 1 4	2 0 1 3	2 0 1 2
		$ in thousands
Short Terms Loan	-	200	200